Diversified Municipal Portfolio [Member] Annual Fund Operating Expenses - Diversified Municipal Portfolio [Member] - S000011055 [Member] - Diversified Municipal Class	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.00%	[1]
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.49%

[1]	Amount is less than 0.01%.